Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Breakdown for Right-Of-Use Assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other tangible assets	Total
Historical cost at December 31, 2022	758,923	524	168	5,793	765,408
Additions	55,996	65	—	1,118	57,179
Disposals	(37,877)	—	—	(711)	(38,588)
Business combinations	160,541	—	—	210	160,751
Exchange differences	(15,326)	—	—	(18)	(15,344)
Historical cost at June 30, 2023	922,257	589	168	6,392	929,406

Accumulated amortization at December 31, 2022	(385,896)	(486)	(115)	(3,403)	(389,900)
Amortization	(56,372)	(60)	(17)	(828)	(57,277)
Disposals	36,111	—	—	666	36,777
Exchange differences	9,725	—	—	16	9,741
Accumulated amortization at June 30, 2023	(396,432)	(546)	(132)	(3,549)	(400,659)

Carrying amount at:
December 31, 2022	373,027	38	53	2,390	375,508
June 30, 2023	525,825	43	36	2,843	528,747